Consolidated Statements of Financial Position € in Thousands, $ in Thousands		Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Jul. 01, 2022 EUR (€)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents		$ 1,398			$ 4,171
Other current assets		3,673			920
Total current assets		5,071			5,091
Non-current assets
Property and equipment, net		969			1,192
Intangible assets, net		5,027			3,908
Investment in associated companies		221			147
Total non-current assets		6,217			5,247
Total assets		11,288			10,338
Current liabilities
Trade payables		2,972			916
Lease liabilities		30			37
Other payables		650			673
Convertible note		563
Borrowings from related parties		710			270
Total current liabilities		4,925			1,896
Non-current liabilities
Lease liabilities		440			466
Bridge loans and derivative financial liabilities		3,682
Other liabilities		85			85
Total non-current liabilities		4,207			551
Total liabilities		9,132			2,447
Equity
Issued capital
Additional paid-in capital		32,713			31,504
Foreign currency translation		(537)			223
Accumulated losses		(30,020)			(23,836)
Total equity		2,156			7,891
Total liabilities and equity		11,288			10,338
Security Matters Limited [Member]
Current assets
Cash and cash equivalents | €	[1]		€ 25
Other current assets		3,673			920
Non-current assets
Property and equipment, net		969			1,192
Intangible assets, net		5,027
Investment in associated companies		221			147
Total assets | €	[1]		25
Current liabilities
Lease liabilities		30			37
Other payables		650			673
Convertible note		563
Borrowings from related parties		710			270
Non-current liabilities
Lease liabilities		$ 440			$ 466
Equity
Issued capital | €
Additional paid-in capital | €	[1]		25
Total equity | €	[1]		€ 25

[1]	Less than 1 thousand